Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2014
Transactions with Related Parties
Schedule of Related Party Transactions
	December 31, 2013	June 30, 2014
Balance Sheet
Due to related party - Cardiff Marine Inc.	$(3)	$(3)
Due to related party - Tri-Ocean Heidmar	(43)	(43)
Due to related party - Cardiff Tankers	(181)	(249)
Due to related party – Sigma and Blue Fin pool	(336)	-
Due to related party -Vivid	(48)	-
Due to related party - Total	(611)	(295)

Due from related party - TMS Bulkers	29,059	32,635
Due from related party - TMS Tankers	9,964	10,083

Due from related party - Total	$39,023	$42,718
Advances for vessels and drillships under construction - Cardiff Drilling/TMS Bulkers/ TMS Tankers, for the year/period	$4,778	$1,546
Vessels, net - TMS Bulkers/ TMS Tankers, for the year/period	6,815	530
Drilling rigs, drillships, machinery and equipment, net - Cardiff/Cardiff Drilling, for the year/period	5,692	2,885
Trade Accounts Receivable- Accrued Receivables- Sigma and Blue Fin pools	386	-

	Six-month period ended June 30,
Statement of Operations	2013	2014
Voyage Revenues - Sigma and Blue Fin pool	$3,588	$44
Service Revenues, net - Cardiff Drilling	(4,198)	(7,729)
Voyage expenses - TMS Tankers	(676)	(982)
Voyage expenses - TMS Bulkers	(1,288)	(1,401)

Voyage expenses – Cardiff Tankers	(634)	(982)
Contract termination fees and other	(23,048)	-
General and administrative expenses:
Consultancy fees – Fabiana Services S.A.	(1,768)	(1,854)
Management fees - TMS Tankers	(4,037)	(4,354)
Management fees - TMS Bulkers	(13,302)	(14,742)
Consultancy fees – Vivid	(6,482)	(5,922)
Consultancy fees - Azara	-	(1,250)
Consultancy fees - Basset	(566)	(616)
Amortization of DryShips CEO stock based compensation	(3,344)	(2,924)
Amortization of Ocean Rig's CEO stock based compensation	$-	$(653)